Form N-1A Cover	Apr. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 05, 2026
Prospectus Date	Apr. 01, 2025